FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 29, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS (the "Fund") 1933 Act File No. 2-89028
           1940 ACT File No. 811-3947

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b)on April 26, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8239.

                                                   Very truly yours,

                                                   /s/ Karen M. Brownlee
                                                   Karen M. Brownlee
                                                   Assistant Secretary